Finance income (expense)	12 Months Ended
Dec. 31, 2018
Disclosure Of Finance Cost Income [Abstract]
Finance income (expense)
14.	Finance income (expense)

During the years ended December 31, 2018, 2017 and 2016 the Company earned finance income (incurred finance expense) as follows:

Year ended December 31	2018	2017	2016
Interest income	$1,114,676	$47,447	$30,452
Accretion of royalty obligation	(355,287)	(747,540)	(2,271,436)
Accretion on holdback receivable	325,522	-	-
Interest on MIOP loan	-	(105,670)	(218,867)
Bank charges and other interest	(23,979)	(31,698)	(20,224)
Change in fair value of warrant liability	-	-	1,161
	$1,060,932	$(837,461)	$(2,478,914)

During the years ended December 31, 2018, 2017 and 2016, the Company received (paid) finance income (expense) as follows:

Year ended December 31	2018	2017	2016
Interest received	$279,098	$47,447	$30,452
Interest paid on MIOP loan	-	(88,828)	(186,467)
Other interest, net and banking fees	(23,979)	(31,698)	(20,224)
	$255,119	$73,079	$176,239